Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income	$ 257,309	$ 7,495,141	$ 9,846,711	$ 5,268,961
Adjustments to reconcile net income to net cash used in operating activities:
Change in fair value of convertible notes		(681,130)	(811,150)
Change in fair value of warrant liabilities	437,500	(6,412,286)	(7,138,542)	(6,756,458)
Transaction costs allocated from initial public offering				481,824
Interest earned on investments held in Trust Account	(2,981,638)	(1,578,062)	(4,000,465)	(17,003)
Changes in operating assets and liabilities:
Prepaid expenses	(15,047)	190,899	279,888	(352,184)
Accounts payable and accrued expenses	777,365	(187,083)	(72,585)	322,074
Income taxes payable	147,761	261,453	248,647
Net cash used in operating activities	(1,376,750)	(911,068)	(1,647,496)	(1,052,786)
Cash Flows from Investing Activities:
Investment of cash into trust Account	(441,105)			(287,500,000)
Cash withdrawn from Trust Account to pay franchise and income taxes	1,023,538		871,000
Cash withdrawn from Trust Account in connection with redemption	270,769,687
Net cash provided by investing activities	271,352,120		871,000	(287,500,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to Sponsor				25,000
Proceeds from sale of Units, net of underwriting discounts paid				281,750,000
Proceeds from sale of Private Placements Warrants				7,500,000
Proceeds from promissory note – related party	126,030			141,367
Repayment of promissory note – related party			(141,367)	(10,123)
Proceeds from convertible promissory notes – related party	400,000	900,000	900,000
Redemption of common stock	(270,769,687)
Payment of offering costs				(486,846)
Net cash (used in) provided by financing activities	(270,243,657)	900,000	758,633	288,919,398
Net Change in Cash	(268,287)	(11,068)	(17,863)	366,612
Cash – Beginning of period	348,749	366,612	366,612
Cash – End of period	80,462	355,544	348,749	366,612
Cash paid for income taxes	$ 448,349
Non-Cash Investing and Financing Activities:
Offering costs paid through promissory note				10,123
Deferred underwriting fee payable				$ 10,062,500